Income tax and deferred taxes - Current and Non-Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current tax assets, current	$ 224,914	$ 157,542
Current tax assets, non-current	127,114	90,364
Monthly provisional income tax payments, Chilean companies
Statement [Line Items]
Current tax assets, current	894	435
Monthly provisional income tax payments, foreign companies
Statement [Line Items]
Current tax assets, current	96,906	62
Corporate tax credits
Statement [Line Items]
Current tax assets, current	653	674
1st category tax absorbed by tax losses
Statement [Line Items]
Current tax assets, current	169	26,848
Taxes in recovery process
Statement [Line Items]
Current tax assets, current	126,292	129,523
Total tax paid at SQM Salar
Statement [Line Items]
Current tax assets, non-current	$ 127,114	$ 90,364